Note 7 - Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
(in thousands)	Amount
Year ending December 31,
2016	$51
2017	33
2018	21
Total minimum lease payments	105
Less amounts representing interest	(15)
Capital lease obligations, net of interest	90
Less current maturities of capital lease obligations	(24)
Long-term capital lease obligations	$66